SHARE-BASED PAYMENT - Schedule of Options to Services Providers and Advisers Outstanding (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares shares
Services Providers and Advisers [Member]
SHARE-BASED PAYMENT - Schedule of Options to Services Providers and Advisers Outstanding (Details) [Line Items]
Number of options, Outstanding at beginning of year (in Shares) | shares	185,111		105,111		114,512
Weighted average Exercise price NIS, Outstanding at beginning of year | ₪ / shares		₪ 3.359		₪ 4.085		₪ 3.058
Number of options, Granted (in Shares) | shares	55,000		80,000
Weighted average Exercise price NIS, Granted | ₪ / shares		3.405		3.779
Number of options, Exercised (in Shares) | shares	0				9,401
Weighted average Exercise price NIS, Exercised | ₪ / shares		0				0.367
Number of options, Options outstanding (in Shares) | shares	240,111		185,111		105,111
Weighted average Exercise price NIS, Options outstanding | ₪ / shares		₪ 3.37		₪ 3.359		₪ 4.085
Number of options, Options exercisable (in Shares) | shares		200,111		162,154		94,242
Weighted average Exercise price NIS, Options exercisable | ₪ / shares		₪ 3.362		₪ 3.251		₪ 3.267
Number of options, Share-based payment expenses (in Dollars) | $	$ 44		$ 66		$ 19
Employees and Directors [Member]
SHARE-BASED PAYMENT - Schedule of Options to Services Providers and Advisers Outstanding (Details) [Line Items]
Number of options, Outstanding at beginning of year (in Shares) | shares	368,641		357,689		386,260
Weighted average Exercise price NIS, Outstanding at beginning of year | ₪ / shares		0.7		0.37		0.37
Number of options, Granted (in Shares) | shares	40,000		30,000		0
Weighted average Exercise price NIS, Granted | ₪ / shares		3.42		3.56		0
Number of options, Exercised (in Shares) | shares	101,376		19,048
Weighted average Exercise price NIS, Exercised | ₪ / shares		0.37		0.37		0.37
Number of options, Options outstanding (in Shares) | shares	277,265		368,641		357,689
Weighted average Exercise price NIS, Options outstanding | ₪ / shares		₪ 0.91		₪ 0.7		₪ 0.37
Number of options, Options exercisable (in Shares) | shares		244,765		338,641		350,131
Weighted average Exercise price NIS, Options exercisable | ₪ / shares		₪ 0.57		₪ 0.45		₪ 0.37
Number of options, Share-based payment expenses (in Dollars) | $	$ (5)		$ 17		$ 47
Number of options, Forfeited (in Shares) | shares	30,000				28,571
Weighted average Exercise price NIS, Forfeited | ₪ / shares		₪ 3.56				₪ 0.37